CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (26,033)	¥ (181,246)	¥ (186,736)	¥ (917,644)
Adjustments to reconcile net loss to net cash generated from operating activities:
Foreign exchange loss, net	4,021	27,995	81,055	17,153
Changes in the fair value of contingent purchase consideration payables			(13,905)	937
Gain from settlement of contingent purchase consideration			(500)
Depreciation and amortization	110,920	772,205	634,606	667,102
(Gain) loss on disposal of property and equipment and intangible assets	39	271	(7,981)	(3,285)
Impairment of receivables from equity investees	7,490	52,142
Allowance (reversal) for doubtful debt	224	1,557	(598)	37,427
Share based compensation expense	6,308	43,916	59,538	47,129
Deferred income tax benefits	(9,320)	(64,887)	(19,776)	(128,026)
(Gain) loss from equity method investments	7,261	50,553	186,642	(53,783)
Distribution received from an equity method investment	2,902	20,200
Gain from disposal of equity investments without readily determinable fair value	(795)	(5,536)	(20,496)
Gain from disposal of equity method investment	(2,564)	(17,853)	(16,509)
Dividend income of equity investments without readily determinable fair values			(406)	(1,821)
Gain from disposal of subsidiaries			(4,843)	(497,036)
Impairment losses of long-lived assets		0	0	401,808
Impairment of goodwill				766,440
Impairment of long-term investment				20,258
Loss on debt extinguishment	2,714	18,895
Changes in operating assets and liabilities, net of effects of acquisitions and disposals:
Accounts and notes receivable	(22,427)	(156,134)	(68,809)	18,277
Prepaid expenses and other current assets	(47,148)	(328,224)	(262,445)	(311,324)
Amounts due from related parties	1,631	11,352	(38,047)	4,436
Accounts and notes payables	1,319	9,185	41,380	42,468
Unrecognized tax benefits	(608)	(4,234)	(9,834)	(3,939)
Accrued expenses and other payables	11,098	77,275	77,744	270,082
Deferred revenue	(19)	(129)	2,001	(65,415)
Advances from customers	57,263	398,655	266,793	201,847
Income taxes payable	5,016	34,917	(198)	(6,548)
Deferred government grants	72	500	(6,643)	(4,985)
Amounts due to related parties	868	6,044	12,933	(14,356)
Operating lease right-of-use assets	5,100	35,503
Net cash generated from operating activities	115,332	802,922	704,966	487,202
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of property and equipment	(179,384)	(1,248,834)	(435,220)	(395,998)
Purchases of land use rights	(3,513)	(24,460)
Purchases of intangible assets	(3,809)	(26,515)	(17,874)	(18,957)
Proceeds from disposal of property and equipment	357	2,484	15,429	5,719
Disposal of subsidiaries, net			3,389	(77,719)
Payments for short-term investments	(62,733)	(436,737)	(98,905)	(755,876)
Payment of loan to a third party			(20,000)
Payment of loans to related parties	(9,581)	(66,704)
Receipt of loans to third parties			20,413	100,000
Proceeds received from maturity of short-term investments	44,844	312,198	417,643	484,932
Proceeds from disposal of long-term investments	2,722	18,955	75,653
Proceeds from dividend income of equity investments without readily determinable fair values			406	1,821
Payments for long-term investments	(1,340)	(9,330)	(252,780)	(162,176)
Payments for deposit to acquire data center	(11,857)	(82,536)	(13,000)
Collection of deposit for acquiring data center	4,308	30,000
Receipt of deposit for disposal of subsidiaries				10,000
Payments for assets acquisition, net of cash acquired	(21,269)	(148,067)		(25,053)
Cash receipt from an assets acquisition	9,705	67,563
Net cash used in investing activities	(231,550)	(1,611,983)	(304,846)	(833,307)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from loan from a related party			44,038
Repayment of loan from a related party	(6,879)	(47,893)
Proceeds from exercise of stock options	62	429	435	926
Proceeds from issuance of ordinary shares	82	572
Repayment of 2017 Notes				(420,600)
Proceeds from issuance of 2020/2021 Notes (Note 16)	289,018	2,012,084		1,936,154
Payment of issuance cost of 2020/2021 Notes (Note 16)	(5,115)	(35,610)		(9,735)
Repurchase of 2020 Notes (Note 16)	(164,913)	(1,148,092)
Proceeds from long-term bank borrowings				44,440
Proceeds from short-term bank borrowings	33,685	234,500	69,999	70,000
Repayment of long-term bank borrowings	(12,224)	(85,110)	(70,643)	(94,037)
Repayment of short-term bank borrowings	(7,182)	(50,000)	(69,999)	(1,673,676)
Payments for purchase of property and equipment through finance leases	(47,921)	(333,614)	(279,886)	(199,126)
Repayment of loan from a third party	(9,719)	(67,659)		(100,000)
Rental prepayment and deposits for sales and leaseback transactions	(2,786)	(19,399)	(48,401)	(164,698)
Contribution from noncontrolling interest in subsidiaries	1,226	8,532	196,281	134,633
Prepayment for future share repurchase plan	(1,405)	(9,778)		(3,866)
Refund of prepayment for share repurchase plan			42,710
Payments for share repurchase plan	(1,701)	(11,840)		(133,066)
Proceeds from sales and leaseback transactions	15,801	110,000
Proceeds from discounted notes			95,565
Repayment of notes payable	(13,727)	(95,565)
Net cash (used in) generated from financing activities	66,302	461,557	(19,901)	(612,651)
Effect of foreign exchange rate changes on cash and cash equivalents and restricted cash	6,271	43,660	85,333	(140,298)
Net (decrease) increase in cash and cash equivalents and restricted cash	(43,645)	(303,844)	465,552	(1,099,054)
Cash and cash equivalents and restricted cash at beginning of the year	382,232	2,661,021	2,195,469	3,294,523
Cash and cash equivalents and restricted cash at end of the year	338,587	2,357,177	2,661,021	2,195,469
Reconciliation of cash and cash equivalents and restricted cash to the consolidated balance sheets
Cash and cash equivalents	259,772	1,808,483	2,358,556	1,949,631
Restricted cash-current	68,786	478,873	265,214	242,494
Restricted cash-non-current	10,029	69,821	37,251	3,344
Cash and cash equivalents and restricted cash at end of the year	338,587	2,357,177	2,661,021	2,195,469
Supplemental disclosures of cash flow information:
Income taxes paid	(5,988)	(41,684)	(57,407)	(55,076)
Interest paid	(31,011)	(215,889)	(160,984)	(96,846)
Interest received	8,483	59,054	50,793	28,857
Supplemental disclosures of non-cash activities:
Right-of-use assets obtained in exchange for new operating lease liabilities	88,788	618,126
Purchase of property and equipment through finance leases	51,362	357,573	884,871	453,786
Purchase of property and equipment included in accrued expenses and other payables	49,448	344,248	21,918	(15,750)
Purchase of intangible assets included in accrued expenses and other payables	$ (236)	¥ (1,642)	870	1,354
Contingent consideration related to the acquisitions included in amounts due to related parties and accrued expenses and other payables			¥ 36,734	¥ (937)